Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Loss Per Share [Abstract]
LOSS PER SHARE

20. LOSS PER SHARE

Basic and diluted earnings per share for the years presented were calculated as follows:

	For the Six Months Ended June 30,
	2023	2024
	RMB	RMB	US$
	(Unaudited)
Numerator:
Net loss	(7,178)	(26,516)	(3,649)
Less: net loss attributable to non-controlling interest	(3,711)	(2,991)	(412)
Net loss attributable to the Company’s ordinary shareholders	(3,467)	(23,525)	(3,237)

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic and diluted earnings per share	504,167	3,168,544	3,168,544

Basic and diluted earnings per share:	(6.88)	(7.42)	(1.02)

21. LOSS PER SHARE

Basic and diluted earnings per share for the years presented were calculated as follows:

	For the years ended December 31,
	2022	2023
	RMB	RMB	US$
Numerator:
Net loss	(57,667)	(25,466)	(3,587)
Less: net loss attributable to noncontrolling interest	(11,746)	(6,128)	(863)
Net loss attributable to the Company’s shareholders	(45,921)	(19,338)	(2,724)

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic and diluted earnings per share	500,000	1,243,140	1,243,140

Basic and diluted earnings per share:	(91.84)	(15.56)	(2.19)